Document and Entity Information	Aug. 03, 2026
Cover [Abstract]
Entity Registrant Name	INSPIRE MEDICAL SYSTEMS, INC.
Entity Central Index Key	0001609550
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38468
Entity Tax Identification Number	26-1377674
Entity Address, Address Line One	5500 Wayzata Blvd.
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Golden Valley
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	844
Local Phone Number	672-4357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	INSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false